Common Stock and Warrants (Details Narrative)											1 Months Ended			3 Months Ended					6 Months Ended		12 Months Ended
	Nov. 16, 2020 shares	Oct. 23, 2020	Sep. 14, 2020 USD ($) $ / shares shares	Jul. 24, 2020 USD ($) $ / shares shares	Jul. 10, 2020 shares	Jul. 02, 2020 USD ($) $ / shares shares	Nov. 22, 2019	Sep. 18, 2019 USD ($) shares	Sep. 13, 2019 USD ($) shares	Jul. 13, 2019 USD ($) shares	Oct. 31, 2020	Sep. 30, 2020 USD ($) Integer $ / shares shares	Nov. 30, 2019	Sep. 30, 2020 USD ($) Integer $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) Integer $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Integer $ / shares shares	Sep. 30, 2019 USD ($) Integer $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Oct. 30, 2020 shares	Oct. 28, 2020 shares	Sep. 02, 2020 USD ($) $ / shares shares	Jun. 15, 2020 USD ($) $ / shares shares	May 02, 2020 USD ($)
Reverse stock split, description		On October 23, 2020, the Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split has not yet been made effective.					The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.						The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share								9-for-10 reverse stock split.
Number of shares issued																			466,086	1,763,872
Value of shares issued | $
Number of shares issued for compensation
Value of shares issued for compensation | $														$ 653,863	$ 183,244		237,278	$ 190,801	$ 837,107		$ 962,678	1,642,869
Warrants to purchase shares of common stock																1,905,700					1,905,700
Debt conversion amount | $																					$ 4,692
Debt Principal | $																											$ 38,665
Shares issued description																			80,000 shares with a relative value of $34,709 pursuant to a purchase of 80,000 units whereby a unit is made up of 1 share of common stock and ½ warrant. The value of $34,709 along with the relative value of the warrants associated with this transaction of $17,291 ($52,000 total) was recorded during the quarter ended March 31, 2020 to Common Stock Subscribed and moved to Additional Paid in Capital and Capital Stock upon receipt of funds and issuance of shares of common stock during the quarter ended June 30, 2020;
Value of stock sold | $																					339,100	399,865
Fair value of warrants | $																			$ 91,500
Number of shares issued for services								270,000		108,000
Number of shares issued for services, value | $								$ 102,000		$ 120,000
Loss on extinguishment of debt | $																	$ 81,738			$ 81,738	(81,738)
Warrant expense recognized | $																			412,000
Stock-based compensation | $																			$ 837,107	$ 326,078
Expected Volatility [Member]
Warrant measurement inputs | Integer																	313			313
Expected Volatility [Member] | Minimum [Member]
Warrant measurement inputs | Integer												350		350					350
Expected Volatility [Member] | Maximum [Member]
Warrant measurement inputs | Integer												433		433					433
Risk-Free Interest [Member]
Warrant measurement inputs | Integer																	2.30			2.30
Risk-Free Interest [Member] | Minimum [Member]
Warrant measurement inputs | Integer												0.29		0.29					0.29
Risk-Free Interest [Member] | Maximum [Member]
Warrant measurement inputs | Integer												1.16		1.16					1.16
RedDiamond Partners, LLC [Member]
Warrants to purchase shares of common stock												557,143		557,143					557,143
Debt Principal | $												$ 352,941		$ 352,941					$ 352,941
Accrued interest | $												$ 52,941		$ 52,941					$ 52,941
Conversion price per share | $ / shares												$ .28		$ .28					$ .28
Warrants [Member]
Warrants to purchase shares of common stock												27,237		27,237					27,237
Warrant to purchase of common stock, value | $												$ 11,984		$ 11,984					$ 11,984
Fair value of warrants | $																					$ 69,391
Warrants exercise price | $ / shares												$ .40		$ .40					$ .40
Warrant granted to purchase shares of common stock																			240,627	270,000
Warrant granted to purchase shares of common stock, value | $																			$ 443,108
Warrants exercise term												5 years		5 years					5 years
Cancellation of warrants to purchase common stock																				324,000
RDCN Warrants [Member] | RedDiamond Partners, LLC [Member]
Warrants to purchase shares of common stock																										557,143
Warrant to purchase of common stock, value | $																										$ 234,000
Warrants exercise price | $ / shares																										$ .35
Warrants exercise term																										5 years
Think Warrants [Member]
Warrants to purchase shares of common stock																										75,000
Warrant to purchase of common stock, value | $																										$ 31,500
Warrants exercise price | $ / shares																										$ .35
Warrants exercise term																										5 years
Warrant One [Member]
Warrants to purchase shares of common stock												29,762		29,762					29,762			90,000
Warrant to purchase of common stock, value | $												$ 13,095		$ 13,095					$ 13,095
Warrants exercise price | $ / shares												$ .40		$ .40					$ .40
Warrants exercise term												5 years		5 years					5 years
Cancellation of warrants to purchase common stock																				54,000	54,000
Warrant Two [Member]
Warrants to purchase shares of common stock												8,349		8,349		36,000			8,349		36,000
Warrant to purchase of common stock, value | $												$ 3,674		$ 3,674		$ 68,000			$ 3,674		$ 68,000
Warrants exercise price | $ / shares												$ .40		$ .40					$ .40
Warrants exercise term												5 years		5 years					5 years
Cancellation of warrants to purchase common stock																					17,000
Warrant [Member]
Warrants to purchase shares of common stock																270,000	270,000			270,000	270,000	1,782,478
Warrant to purchase of common stock, value | $																$ 300,770	$ 300,770			$ 300,770	$ 300,770
Warrant granted to purchase shares of common stock																					1,905,700	1,782,478
Cancellation of warrants to purchase common stock																					396,000
Warrant expense recognized | $																				$ 117,144	$ 117,144
Warrant [Member] | Minimum [Member]
Warrants exercise price | $ / shares												$ .30		$ .30		$ 0.30	$ 0.33		$ .30	$ 0.33	$ 0.30	$ 0.33
Warrant [Member] | Maximum [Member]
Warrants exercise price | $ / shares												$ 2.22		$ 2.22		$ 3.89	$ 3.89		$ 2.22	$ 3.89	$ 3.89	$ 3.89
Accrued Expenses - Related Party [Member]
Reduction in accrued compensation | $																				$ 375,936	$ 375,936
Accounts Payable and Accrued Expenses [Member]
Reduction in accrued compensation | $																				$ 80,029	$ 80,029
One Share of Common Stock and 1/2 Warrant Share [Member]
Warrants to purchase shares of common stock																40,000					40,000
Warrant to purchase of common stock, value | $																$ 17,291					$ 17,291
Number of stock sold																					80,000
Value of stock sold | $																					$ 52,000
Fair value of warrants | $																34,709					$ 34,709
Warrant transaction cost | $																$ 17,291
Warrants exercise price | $ / shares																$ 1.00					$ 1.00
Warrants exercise term																3 years					3 years
Video Marketing Services [Member]
Number of shares issued for compensation																			120,000
Value of shares issued for compensation | $																			$ 40,680
Two Service Provider [Member]
Number of shares issued for services						50,000																24,384
Number of shares issued for services, value | $						$ 22,000
Marketing and Investor Relations Service Provider [Member]
Number of shares issued for services						40,000
Number of shares issued for services, value | $						$ 17,600
Legal Service Provider [Member]
Number of shares issued for services						10,000
Number of shares issued for services, value | $						$ 4,400
One Warrant Holder [Member]
Number of shares issued				61,027
Value of shares issued | $				$ 12,053
Warrants converted on cashless basis				100,000
Warrants exercise price | $ / shares				$ .30
Four Accredited Investors [Member]
Number of shares issued												904,288
Value of shares issued | $												$ 316,500
Directors and Officers [Member]
Number of shares issued for compensation			649,007
Value of shares issued for compensation | $			$ 486,755
John Lai [Member]
Number of shares issued for compensation			134,479
Warrants to purchase shares of common stock												90,000		90,000		540,000			90,000		540,000
Debt conversion amount | $																					$ 13,033
Warrant to purchase of common stock, value | $												$ 28,964		$ 28,964		$ 299,973			$ 28,964		$ 299,973
Value of warrant vested | $																			$ 10,000,000
Warrants exercise price | $ / shares												$ .35		$ .35		$ 0.56			$ .35		$ 0.56
Warrants exercise term												5 years		5 years					5 years
John Lai [Member] | Warrants [Member]
Number of shares issued																					61,396
John Lai [Member] | Warrant One [Member]
Warrants to purchase shares of common stock																90,000					90,000
Warrant to purchase of common stock, value | $																$ 49,996					$ 49,996
John Lai [Member] | Warrant [Member]
Warrants to purchase shares of common stock																98,093					98,093
Warrant to purchase of common stock, value | $																$ 11,967					$ 11,967
Warrants exercise price | $ / shares																$ 0.32					$ 0.32
John Lai [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																				348,000	348,000
Value of shares issued for compensation | $																				$ 116,000	$ 116,000
Shares holding term																				3 years	3 years
John Carruth [Member]
Number of shares issued for compensation			104,867
Warrants to purchase shares of common stock																450,000					450,000
Warrant to purchase of common stock, value | $																$ 249,997					$ 249,997
Warrants exercise price | $ / shares																$ 0.56					$ 0.56
John Carruth [Member] | Warrant [Member]
Warrants to purchase shares of common stock																						207,000
Warrant to purchase of common stock, value | $																						$ 69,072
Warrants exercise price | $ / shares																						$ 0.33
John Dolan [Member]
Number of shares issued for compensation			91,976
Warrants to purchase shares of common stock																220,500					220,500
Warrant to purchase of common stock, value | $																$ 122,489					$ 122,489
Warrants exercise price | $ / shares																$ 0.56					$ 0.56
John Dolan [Member] | Warrant [Member]
Warrants to purchase shares of common stock																35,314					35,314
Warrant to purchase of common stock, value | $																$ 4,308					$ 4,308
Warrants exercise price | $ / shares																$ 0.32					$ 0.32
John Dolan [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																				204,000	204,000
Value of shares issued for compensation | $																				$ 68,000	$ 68,000
Shares holding term																				3 years	3 years
Gregory Cash [Member]
Number of shares issued for compensation			43,157
Warrants to purchase shares of common stock																7,059					7,059
Warrant to purchase of common stock, value | $																$ 3,445					$ 3,445
Gregory Cash [Member] | Warrant [Member]
Warrants to purchase shares of common stock																6,867					6,867
Warrant to purchase of common stock, value | $																$ 838					$ 838
David Deming [Member]
Number of shares issued for compensation			42,848
Warrants to purchase shares of common stock																41,250					41,250
Warrant to purchase of common stock, value | $																$ 22,915					$ 22,915
Warrants exercise price | $ / shares																$ 0.49					$ 0.49
David Deming [Member] | Warrant [Member]
Warrants to purchase shares of common stock																4,905					4,905
Warrant to purchase of common stock, value | $																$ 598					$ 598
Robert Rudelius [Member]
Number of shares issued for compensation			42,509
Warrants to purchase shares of common stock																5,735					5,735
Warrant to purchase of common stock, value | $																$ 2,799					$ 2,799
Robert Rudelius [Member] | Warrant [Member]
Warrants to purchase shares of common stock						7,500										6,376					6,376
Warrant to purchase of common stock, value | $						$ 3,300										$ 778					$ 778
Warrants exercise price | $ / shares						$ 0.40
Warrants exercise term						5 years
Randy Meyer [Member]
Number of shares issued for compensation			42,197
Jim Martin [Member]
Number of shares issued for compensation			37,205
Scott Johnson [Member]
Number of shares issued for compensation			37,197
Warrants to purchase shares of common stock																4,852					4,852
Warrant to purchase of common stock, value | $																$ 2,368					$ 2,368
Scott Johnson [Member] | Warrant [Member]
Warrants to purchase shares of common stock																4,415					4,415
Warrant to purchase of common stock, value | $																$ 539					$ 539
Joseph Jasper [Member]
Number of shares issued for compensation			36,835
Warrants to purchase shares of common stock																3,528					3,528
Warrant to purchase of common stock, value | $																$ 1,722					$ 1,722
Joseph Jasper [Member] | Warrant [Member]
Warrants to purchase shares of common stock						7,500										3,924					3,924
Warrant to purchase of common stock, value | $						$ 3,300										$ 479					$ 479
Warrants exercise price | $ / shares						$ 0.40
Warrants exercise term						5 years
David Masters [Member]
Number of shares issued for compensation			35,737
Warrants to purchase shares of common stock																2,647					2,647
Warrant to purchase of common stock, value | $																$ 1,292					$ 1,292
David Masters [Member] | Warrant [Member]
Warrants to purchase shares of common stock																1,962					1,962				120,000
Warrant to purchase of common stock, value | $																$ 239					$ 239				$ 96,000
Warrants exercise price | $ / shares																									$ .35
Warrants exercise term																									5 years
Three Directors [Member]
Number of shares issued for compensation			100,010
Value of shares issued for compensation | $			$ 25,383
Debt conversion amount | $			25,382
Debt Principal | $			25,000
Accrued interest | $			$ 382
Conversion price per share | $ / shares			$ .2538
Randall Meyer [Member]
Warrants to purchase shares of common stock																4,852					4,852
Warrant to purchase of common stock, value | $																$ 2,368					$ 2,368
Randall Meyer [Member] | Warrant [Member]
Warrants to purchase shares of common stock																4,415					4,415
Warrant to purchase of common stock, value | $																$ 539					$ 539
Randall Meyer [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																				575,808	575,808
Value of shares issued for compensation | $																				$ 191,936	$ 191,936
Shares holding term																				3 years	3 years
Former Employee [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																				168,060	168,060
Value of shares issued for compensation | $																				$ 80,029	$ 80,029
One Shareholder [Member]
Number of stock sold									360,000												360,000
Value of stock sold | $									$ 100,000												$ 100,000
One Investor [Member] | Warrants [Member]
Warrants to purchase shares of common stock																40,000					40,000
Warrant to purchase of common stock, value | $																$ 17,291					$ 17,291
Warrants exercise price | $ / shares																$ 4.00					$ 4.00
Warrants exercise term																3 years					3 years
Messrs. Scott Johnson, Gregory Cash, and James Martin [Member] | Warrants [Member]
Warrants to purchase shares of common stock																	270,000			270,000
Warrant to purchase of common stock, value | $																	$ 119,954			$ 119,954
Warrants exercise price | $ / shares																	$ .33			$ .33
Warrants exercise term																	5 years			5 years
Vesting of warrants																				135,000
2020 Equity Incentive Plan [Member]
Number of shares authorized					4,000,000
Expiration date					Jul. 10, 2030
Shares issued
2020 Equity Incentive Plan [Member] | Nonemployee Director [Member]
Maximum number of shares per employee					100,000
Subsequent Event [Member]
Reverse stock split, description											The Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was effected on November 12, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000. Pursuant to this reverse stock split, each four (4) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share
Number of shares issued
Subsequent Event [Member] | One Warrant Holder [Member]
Warrants to purchase shares of common stock																								27,000
Subsequent Event [Member] | John Lai [Member]
Warrants to purchase shares of common stock																							168,750